Share capital - Schedule of Issued and Fully Paid Share Capital (Details) £ in Millions, shares in Millions	6 Months Ended
Jun. 30, 2018 GBP (£) shares
Schedule of Issued and Fully Paid Share Capital [Abstract]
Balance | shares	71,973
Balance | £	£ 7,197
Issued under employee share schemes | shares	710
Issued under employee share schemes | £	£ 71
Shares buy back | shares	(725)
Share buy back | £	£ (72)
Balance | shares	71,958
Balance | £	£ 7,196